Loans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Sep. 30, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Corrected error impacting financing leases and leverage leases		$ 480,000,000
Immaterial error impacting disclosure of unearned income		$ 170,000,000
Loans with terms that permitted negative amortization, unpaid principal balance	$ 966,000,000
Amount of reverse mortgages uninsured	812,600,000
Impaired loan threshold for individual review for impairment	$ 500,000
Minimum consumer charge-offs past due, days	90 days
Maximum consumer charge-offs past due, days	150 days
Percentage of TDRs non-accrual	63.00%	75.00%
TDRs, number of payments before default | loan	1	1
Time period of payment default	1 year
Recorded investment of TDRs	$ 40,200,000	$ 17,200,000
Commitments to lend additional funds to borrowers	1,400,000	800,000
Troubled debt restructuring related to modifications	31,600,000	10,300,000
Troubled debt restructurings that defaulted within one year	$ 4,300,000	$ 1,000,000
Troubled debt restructuring, payment deferral rate	13.00%	35.00%
Troubled debt restructuring, covenant relief rate, other	87.00%	65.00%
Repurchase of reverse mortgage loans	$ 39,100,000
Repurchased reverse mortgages, balance amount	118,100,000
Valuation allowance	341,000,000	$ 1,122,400,000	$ 690,000,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loan threshold for individual review for impairment	$ 500,000
Trial payment period for consumer borrowers experiencing financial difficulty	3 months
Period threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review, days	90 days
Percent required of claim amount for loan service	98.00%
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trial payment period for consumer borrowers experiencing financial difficulty	4 months
Reverse Mortgages Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgages	$ 897,300,000
Number of loans in portfolio | loan	1,960
Average borrower age in portfolio	82 years
Unpaid principal balance	$ 1,113,400,000
Accruing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of TDRs	31,400,000
Non-accruing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of TDRs	$ 100,000
Transportation Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of investments in Troubled Debt Restructurings ("TDR")	26.00%
Commercial Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of investments in Troubled Debt Restructurings ("TDR")	61.00%	78.00%
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of investments in Troubled Debt Restructurings ("TDR")		22.00%
Real Estate Mortgage Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period threshold at which impaired finance receivables that are placed on non-accrual status are subject to individual review, days	120 days
Home Affordable Modification Program (HAMP) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in trial modification period	$ 26,200,000
Second Lien Modification Program (2MP) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in trial modification period	100,000
Proprietary Programs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in trial modification period	5,200,000
OneWest Bank [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Associated purchased accounting discount	29,000,000
Assets Held-For-Sale (AHFS) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repurchase of reverse mortgage loans	26,500,000
Valuation allowance	100,000
Assets Held-For-Investment (HFI) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repurchase of reverse mortgage loans	12,600,000
Valuation allowance	87,600,000
Associated purchased accounting discount	13,200,000
Serviced loans accounted for under effective yield method	10,300,000
Ginnie Mae (GNMA) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repurchase of reverse mortgage loans	$ 20,200,000